Separate Unaudited Financial Statements of Atotech Ltd.	12 Months Ended
Dec. 31, 2020
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Separate Unaudited Financial Statements of Atotech Ltd.
1.	Separate Unaudited Financial Statements of Atotech Ltd.

1.1	Statements of Profit or loss

($ in thousands)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Selling, general and administrative expenses	(3,719.6)	0.0

Operating profit (loss)	(3,719.6)	0.0

Interest expense	(14.1)	0.0
Other income (expense), net	(99.8)	0.0

Income (loss) before income taxes	(3,833.5)	0.0

Income tax expense	—	—

Consolidated net income (loss)	(3,833.5)	0.0

1.2	Statements of Financial Position

($ in thousands)	As of Dec. 31, 2020	As of Dec. 31, 2019
Assets
Non-current assets
Investments in subsidiaries	95,552.5	—

Total non-current assets	95,552.5	—

Current assets
Other financial assets	—	0.0

Total current assets	—	0.0

Total assets	95,552.5	0.0

Liabilities & shareholders’ equity
Shareholders’ equity
Common shares and preferred shares	95,552.5	0.0
Paid-in surplus and retained earnings	-3,833.5	—

Total shareholders’ equity	91,719.0	0.0

Non-current liabilities
Borrowings	926,3	—
Thereof from subsidiaries	926,3	—

Total non-current liabilities

Current liabilities
Trade payables	2,463.4	—
Thereof from subsidiaries	645.0	—
Tax liabilities	443.7	—

Total current liabilities	2,907.2	—

Tota liabilities & shareholders’ equity	95,552.5	0.0

1.3	Notes to the separate Financial Statements of Atotech Ltd.

(1)	Reporting entity
Atotech Limited (in the following, “Atotech” or the “Company”) is a public Bailiwick of Jersey company with limited liability incorporated on Dec. 12, 2018. The directors deem the Company to be centrally managed and controlled in the United Kingdom. The Company is registered and incorporated in Jersey a with its registered seat in 3rd floor, 44 Esplanade, St Helier, JE4 9WG, Jersey and the address of its registered head office in William Street, West Bromwich, West Midlands, B70 OBG, United Kingdom. The company number is 127906.
Atotech Limited was incorporated for purposes of becoming the new holding company of the Atotech Group. For the years ended Dec. 31, 2018 and 2019, Atotech Limited had no operations, assets, or liabilities. On Jan. 25, 2020, Atotech Limited became the direct parent of Atotech UK Topco Limited. The shareholders of Atotech UK Topco Limited contributed all outstanding equity interests of Atotech UK Topco Limited to Atotech Limited in exchange for an equal number common shares and preferred shares of Atotech Limited. As a result, Atotech Limited superseded Atotech UK Topco Limited as the ultimate parent of the Atotech Group.

(2)	Basis of preparation
Statement of Compliance
The financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These separate financial statements of Atotech Limited have not been authorized for issuance by the directors yet.
Omission of statements of comprehensive income, cash flows and changes in shareholders’ equity
Until Dec. 31, 2019, Atotech Limited had no operations, assets, or liabilities. Accordingly, the statements of comprehensive income, cash flows and changes in shareholders’ equity have been omitted.